Preferred shares	12 Months Ended
Dec. 31, 2017
Preferred shares
Preferred shares

12Preferred shares

From 2013 to 2015, the Company has issued several rounds of preferred shares (the “Preferred Shares”) to certain investors. In June 2016, all outstanding convertible preferred shares were automatically converted to Class B ordinary shares immediately upon the completion of the Company’s initial public offering. The details of each series of the preferred shares are as follows:

Series	Issuance date	Shares authorized	Shares issued		Issue price per share	Proceeds from issuance
					US$	RMB
A	May 29, 2013	30,000,000	30,000,000		0.0667	12,357 (US$2,000)
B	December 9, 2013	48,233,710	48,233,710	*	0.1807	47,315 (US$7,740)
C	July 21, 2014	71,200,613	71,200,613	**	0.4416	173,607(US$28,200)
D	August 31, 2015	21,494,316	21,494,316		0.9305	127,571 (US$20,000)

* Including 5,395,000 shares re-designated from issued ordinary shares;

** Including 7,337,468 shares re-designated from issued ordinary shares.

All of the preference shares were automatically converted to Class B ordinary shares immediately upon the completion of our initial public offering on June 10, 2016.  Prior to their automatic conversion to ordinary shares upon the Group’s initial public offering, the preferred shares were entitled to certain preferences with respect to conversion, redemption, dividends and liquidation. Each preferred share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis. Preferred shares shall vote separately as a class with respect to certain specified matters. Otherwise, the holders of preferred shares and ordinary shares shall vote together as a single class.

Accounting of Preferred Shares

The Company had classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets as they are contingently redeemable at the options of the holders. In addition, the Company recorded accretions on the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares was recognized at the respective issue price at the date of issuance net of issuance costs. Prior to the IPO, the preferred shareholders had the ability to convert the Preferred Shares into the Company’s ordinary shares at any time, at the option of the holder, on a one to one share basis. Upon the occurrence of certain events, the conversion ratio may be subsequently adjusted.

The Company had determined that there was no beneficial conversion feature attributable to any of the preferred shares because the initial effective conversion prices of these preferred shares were higher than the fair value of the Company’s common shares determined by the Company with the assistance from an independent valuation firm. In addition, the carrying values of the Preferred Shares were accreted from the share issuance dates to the redemption value on the earliest redemption dates. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

The Company assesses whether an amendment to the terms of its Preferred Shares was an extinguishment or a modification using the fair value model. When Preferred Shares were extinguished, the difference between the fair value of the consideration transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) was treated as deemed dividends to preferred shareholders. The Company considered that a significant change in fair value after the change of the terms to be substantive and thus triggers extinguishment. A change in fair value which was not significant immediately after the change of the terms was considered non-substantive and thus was subject to modification accounting. When Preferred Shares were modified, the Company evaluates whether there was a transfer of value from ordinary shareholders to preferred shareholders as a result of the modification and therefore, should record a reduction of, or increase to, retained earnings as a deemed dividend.

In May 2016, all ordinary shareholders and preferred shareholders of the Company reached an agreement to modify (the “May 2016 Modification”) the definition of Qualified Initial Public Offering (“QIPO”) by replacing the then existing definition of QIPO with the following “QIPO means an IPO of the Ordinary Shares of the Company in the United States of America pursuant to an effective registration under the Securities Act or on a reputable stock exchange in Tokyo, London, Hong Kong, Singapore or other jurisdiction acceptable to the Majority Preferred Holders, with a pre-IPO valuation of the Company (i) of not less than US$500,000,000 or (ii) of such lower amount as approved by the Board of Directors (including the affirmative votes or consent of all Investor Directors) in writing”.

The May 2016 Modification resulted in approximately RMB2,618 of value transfer from the preferred shareholders to ordinary shareholders. It was a non-substantive value transfer from preferred shareholders to ordinary shareholders, and therefore was considered a modification rather than extinguishments of the preferred shares. The value transfer was recorded as a deduction of accumulated deficit as a deemed contribution from preferred shareholders.

The Company’s preferred shares activities for the years ended December 31, 2015 and 2016 are summarized below:

	Series A Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Mezzanine Equity
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		RMB		RMB		RMB		RMB		RMB
Balance as of December 31, 2014	30,000,000	17,949	48,233,710	63,366	71,200,613	196,408	—	—	149,434,323	277,723
Issuance of Preferred Shares	—	—	—	—	—	—	21,494,316	125,574	21,494,316	125,574
Accretion to preferred shares redemption value	—	13,047	—	23,897	—	34,888	—	3,833	—	75,665

Balance as of December 31, 2015	30,000,000	30,996	48,233,710	87,263	71,200,613	231,296	21,494,316	129,407	170,928,639	478,962
Accretion to preferred shares redemption value	—	14,137	—	26,068	—	40,901	—	10,525	—	91,631
Deemed contribution from preferred shares	—	(520)	—	(671)	—	(1,112)	—	(315)	—	(2,618)
Conversion to ordinary shares upon IPO	(30,000,000)	(44,613)	(48,233,710)	(112,660)	(71,200,613)	(271,085)	(21,494,316)	(139,617)	(170,928,639)	(567,975)

Balance as of December 31, 2016	—	—	—	—	—	—	—	—	—	—